Provision for legal proceedings and judicial deposits - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provision for legal proceedings		R$ 2,058,122	R$ 2,044,633	R$ 1,714,403
Percentage of fines on ICMS tax amount		50.00%
Concessions payable		R$ 3,988,245	3,721,190
Compensation for collective pain and suffering		100,000
Principal proceedings, deemed risk of loss as possible		16,072,229	15,884,608
Environmental [member] | Moove [member] | Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement		365,319
Principal proceedings, deemed risk of loss as possible		287,500
Rumo S.A. [member] | Civil [member]
Disclosure of other provisions [line items]
Outcome of judicial settlement		18,173
Provision for legal proceedings		31,262
Amount of fine to be paid		339,811
Rumo Malha Sul S.A. [member] | Civil [member]
Disclosure of other provisions [line items]
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement		R$ 130,239
Percentage of contingent liabilities provisioned		50.00%
Rumo Malha Sul S.A. [member] | Environmental [member]
Disclosure of other provisions [line items]
Principal proceedings, deemed risk of loss as possible		R$ 211,377
Rumo Malha Paulista S.A. [member]
Disclosure of other provisions [line items]
Collective moral damages		15,000
Compensation payable to various social entities		20,000
Rumo Malha Paulista S.A. [member] | Regulatory [member]
Disclosure of other provisions [line items]
Principal proceedings, deemed risk of loss as possible		96,922
Rumo Malha Paulista S.A. [member] | Environmental [member]
Disclosure of other provisions [line items]
Principal proceedings, deemed risk of loss as possible		221,256
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		694,524	745,896	813,732
Legal proceedings provision, tax [member] | ICMS credit [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[1]	104,889	64,708
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		R$ 456,393	R$ 480,315	R$ 387,692

[1]	ICMS: Tax assessments issued by the tax authorities relating to various types of ICMS credits, including: (a) assessment, as sole debtor, for alleged non-compliance with ICMS withholding obligations in relation to a toll contract arising from an agricultural partnership between our sugarcane mills and Central Paulista Ltda. Açúcar e Álcool; (b) ICMS relating to interstate operations taxed as domestic operations and therefore subject to a higher rate, among others.